Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Principal Accounting Policies [Abstract]
Schedule of Property and Equipment Net, Useful Lives	Depreciation of property, plant and equipment is provided using the straight-line method over the following expected useful lives:
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings and plants	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of Amortization of Intangible Assets, Estimated Useful Lives

Amortization is computed using the straight-line method over the following estimated useful lives:

Finite-lived trademarks	10 years
Technology	10 years
Network rights	10 years
Purchased software	5-10 years
Reacquired rights	the remaining franchise term

Schedule of Financial Assets and Liabilities Measured

The following table summarizes the Group’s financial assets and liabilities measured and recorded at fair value as of December 31, 2023 and 2024 on a recurring basis:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	287,711,617	—	287,711,617	—
Investments in equity securities
Equity securities with readily determinable fair value	26,076,169	26,076,169	—	—
Long-term investments
Equity securities with readily determinable fair value	38,324,789	38,324,789	—	—
Available-for-sale debt investment	103,703,272	—	—	103,703,272
Total	455,815,847	64,400,958	287,711,617	103,703,272

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Wealth management products	10,475	—	10,475	—
Long-term investments
Equity securities with readily determinable fair value	28,355,681	28,355,681	—	—
Available-for-sale debt investment	103,709,272	—	—	103,709,272
Total	132,075,428	28,355,681	10,475	103,709,272

Schedule of Reconciliations of Assets and Liabilities

Reconciliations of assets and liabilities categorized within Level 3 under the fair value hierarchy are as follows:

Available-for-
sale debt
investment
January 1, 2023	103,706,206
Net unrealized fair value change recognized in other comprehensive (loss) income	(2,934)
December 31, 2023	103,703,272
Net unrealized fair value change recognized in other comprehensive (loss) income	6,000
December 31, 2024	103,709,272
December 31, 2024 (USD)	14,208,112

Schedule of Significant Unobservable Inputs

Significant Unobservable Inputs

		Inputs	Inputs
		as of December 31,	as of December 31,
Financial Assets	Unobservable Input	2023	2024
Available-for-sale debt investment	WACC	12%	11%
	Discount for lack of marketability	35%	39%
	Expected volatility	36%	43%